Shareholder Report, Holdings (Details) - C000237191	Nov. 30, 2025
FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FR_1248EPCT8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FR_925650AE3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_836720AJ1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_83001AAD4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_527298CM3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_335934AU9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
FR_51817RAD8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
FR_28228PAC5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
FR_281020AX5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	88.30%
AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.50%